Loans Receivable - Loans Modified Troubled Debt Restructuring Subsequently Defaulted (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended				6 Months Ended				9 Months Ended	12 Months Ended
	Jun. 30, 2014 LoansModifications		Jun. 30, 2013 LoansModifications		Jun. 30, 2014 LoansModifications		Jun. 30, 2013 LoansModifications		Dec. 31, 2013 LoansModifications	Mar. 31, 2013 LoansModifications
Financing Receivable, Modifications [Line Items]
Number of Modified Loans	0	[1]	12	[1]	0	[1]	12	[1]	[1]	4	[1]
Unpaid Principal Balance (at period end)	$ 0	[1],[2]	$ 1,706	[1],[2]	$ 0	[1],[2]	$ 1,706	[1],[2]	[1],[2]	$ 955	[1],[2]
Residential
Financing Receivable, Modifications [Line Items]
Number of Modified Loans	0	[1]			0	[1]			[1]
Unpaid Principal Balance (at period end)	0	[1],[2]			0	[1],[2]			[1],[2]
Commercial and industrial
Financing Receivable, Modifications [Line Items]
Number of Modified Loans	0	[1]	2	[1]	0	[1]	2	[1]	[1]
Unpaid Principal Balance (at period end)	0	[1],[2]	34	[1],[2]	0	[1],[2]	34	[1],[2]	[1],[2]
Land and construction
Financing Receivable, Modifications [Line Items]
Number of Modified Loans	0	[1]	2	[1]	0	[1]	2	[1]	[1]
Unpaid Principal Balance (at period end)	0	[1],[2]	369	[1],[2]	0	[1],[2]	369	[1],[2]	[1],[2]
Multi-family
Financing Receivable, Modifications [Line Items]
Number of Modified Loans	0	[1]			0	[1]			[1]
Unpaid Principal Balance (at period end)	0	[1],[2]			0	[1],[2]			[1],[2]
Retail/office
Financing Receivable, Modifications [Line Items]
Number of Modified Loans	0	[1]	2	[1]	0	[1]	2	[1]	[1]	2	[1]
Unpaid Principal Balance (at period end)	0	[1],[2]	261	[1],[2]	0	[1],[2]	261	[1],[2]	[1],[2]	374	[1],[2]
Other commercial real estate
Financing Receivable, Modifications [Line Items]
Number of Modified Loans	0	[1]	5	[1]	0	[1]	5	[1]	[1]	2	[1]
Unpaid Principal Balance (at period end)	0	[1],[2]	1,029	[1],[2]	0	[1],[2]	1,029	[1],[2]	[1],[2]	581	[1],[2]
Education
Financing Receivable, Modifications [Line Items]
Number of Modified Loans	0	[1]			0	[1]			[1]
Unpaid Principal Balance (at period end)	0	[1],[2]			0	[1],[2]			[1],[2]
Other consumer
Financing Receivable, Modifications [Line Items]
Number of Modified Loans	0	[1]	1	[1]	0	[1]	1	[1]	[1]
Unpaid Principal Balance (at period end)	$ 0	[1],[2]	$ 13	[1],[2]	$ 0	[1],[2]	$ 13	[1],[2]	[1],[2]

[1]	Loans modified in a TDR that were fully paid down, charged-off or foreclosed upon by period end are not reported in this table.
[2]	The unpaid principal balance is inclusive of all partial paydowns and charge-offs since the modification date.